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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Polygon Management Ltd.
                 -------------------------------
   Address:      c/o Polygon Global Partners LLP
                 -------------------------------
                 4 Sloane Terrace
                 -------------------------------
                 London SW1X9DQ
                 -------------------------------
                 United Kingdom
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sean Cote
         -------------------------------
Title:   General Counsel
         -------------------------------
Phone:   011-44-207-901-8330
         -------------------------------

Signature, Place, and Date of Signing:

           /s/ Sean Cote               London, England    February 14, 2013
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      3
                                        --------------------

Form 13F Information Table Entry Total: 18
                                        --------------------

Form 13F Information Table Value Total: 197,811 (x $1,000)
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

  No.       Form 13F File Number     Name

  01         28-                     TFG Asset Management L.P. (f/k/a Polygon
                                     Management L.P.)
  ------       -----------------     ------------------------------------------
  02         28-                     Polygon Global Partners LLP (f/k/a Polygon
                                     Equities Partners LLP)
  ------       -----------------     ------------------------------------------
  03         28-                     Polygon Global Partners LP
  ------       -----------------     ------------------------------------------

    [Repeat as necessary.]

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

        COLUMN 1            COLUMN 2      COLUMN 3 COLUMN 4        COLUMN 5          COLUMN 6     COLUMN 7         COLUMN 8
----------------------- ---------------- --------- -------- ---------------------- ------------ ------------ --------------------
                                                    VALUE    SHRS OR   SH/   PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
   NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION    MANAGER      SOLE    SHARED NONE
----------------------- ---------------- --------- -------- --------- ----- ------ ------------ ------------ -------- ------ ----
ALLIANCE DATA SYSTEMS
 CORP                   NOTE 1.750% 8/0  018581AD0    46151  25000000 PRN          DEFINED      01 : 02 : 03 25000000      0    0
ANIXTER INTL INC        NOTE 1.000% 2/1  035290AJ4     6990   6075000 PRN          DEFINED      01 : 02 : 03  6075000      0    0
CAESARS ENTMT CORP      COM              127686103      359     51834 SH           DEFINED      01 : 02 : 03    51834      0    0
COBALT INTL ENERGY INC  NOTE 2.625%12/0  19075FAA4     5569   5500000 PRN          DEFINED      01 : 02 : 03  5500000      0    0
EQUINIX INC             NOTE 3.000%10/1  29444UAG1    18296   9350000 PRN          DEFINED      01 : 02 : 03  9350000      0    0
EXETER RES CORP         COM              301835104      254    206300 SH           DEFINED      01 : 02 : 03   206300      0    0
EXETER RES CORP         COM              301835104     2283   1856413 SH           DEFINED      01 : 02       1856413      0    0
GASCO ENERGY INC        COM              367220100      117   1666667 SH           DEFINED      01 : 02 : 03  1666667      0    0
GENERAL MTRS CO         *W EXP 07/10/201 37045V118     4607    236268 SH           DEFINED      01 : 02 : 03   236268      0    0
GILEAD SCIENCES INC     NOTE 1.000% 5/0  375558AN3    18871  11500000 PRN          DEFINED      01 : 02 : 03 11500000      0    0
HEALTH CARE REIT INC    NOTE 3.000%12/0  42217KAR7     7388   6000000 PRN          DEFINED      01 : 02 : 03  6000000      0    0
LIBERTY MEDIA CORP NEW  DEB 3.125% 3/3   530718AF2    10994   7500000 PRN          DEFINED      01 : 02 : 03  7500000      0    0
MARKET VECTORS ETF TR   JR GOLD MINERS E 57060U589     2459    124252 SH           DEFINED      01 : 02        124252      0    0
MCMORAN EXPLORATION CO  NOTE 4.000%12/3  582411AJ3     5688   5000000 PRN          DEFINED      01 : 02 : 03  5000000      0    0
NEXEN INC               COM              65334H102    17659    655500 SH           DEFINED      01 : 02        655500      0    0
SBA COMMUNICATIONS CORP NOTE 1.875% 5/0  78388JAN6    46939  27500000 PRN          DEFINED      01 : 02 : 03 27500000      0    0
SPDR GOLD TRUST         GOLD SHS         78463V107      321      1980 SH           DEFINED      01 : 02          1980      0    0
TRINITY INDS INC        COM              896522109     2866     80000 SH           DEFINED      01 : 02 : 03    80000      0    0

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